Investment Objectives and Goals - Honeytree U.S. Equity ETF	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	HONEYTREE U.S. EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Honeytree U.S. Equity ETF (the “Fund”) seeks to provide capital appreciation achieved primarily through investing in responsibly growing companies.